Share Capital	12 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
SHARE CAPITAL
21.	SHARE CAPITAL

The Company has authorised share capital of 500,000,000 shares with a par value of $0.001 per share.

	30 June 2025 No of shares	30 June 2025 $
Opening balance	80,994,098	51,508,320
Issue of shares Tanbreez acquisition (i)	8,395,523	90,000,000
Issue of shares suppliers (i)	950,365	1,997,000
Issue of shares PIPE (i)	4,910,000	24,550,000
Issue of shares Directors (i)	560,310	1,297,099
Issue of shares vesting of RSU’s (i)	2,380,008	24,438,104
Issue of shares Tanbreez make good provisions (i)	5,000,000	6,850,000
Issue of shares upon conversion of warrants (ii)	1,600,000	2,000,000
Issue of warrants PIPE (Investors) (note 20(e))	-	(3,104,593)
Issue of warrants PIPE (Brokers) (note 23)	-	(160,574)
Capital raising costs - Cash	-	(1,643,000)
Total share capital	104,790,304	197,732,356
	30 June 2024 No of shares	30 June 2024 $
Opening balance	100	39,414
Cancellation of shares upon completion of business combination	(100)	-
Issue of shares upon completion of business combination Transaction (iii)	78,517,582	78,518
Issue of shares upon conversion of warrants (iv)	2,476,516	2,476
Share premium reserve	-	51,387,912
Total share capital	80,994,098	51,508,320

(i)	During the year ended 30 June 2025, the following shares were issued on the completion of the business combination:

◾	8,395,523 shares for the completion of stage 1 interest in Tanbreez (note 12)

◾	950,365 shares to suppliers comprising:

o	100,000 shares to Bellatrix Corporate Pty Ltd for the provision of accounting services to the Company (note 24)

o	500,000 shares to Alberta Inc for the provision of marketing related services to the Company (note 24). The fair value of these shares on the issue date was $1.42 which resulted in a loss in the extinguishment of liabilities of $245,000.

o	350,365 shares to Skylong Asset Limited for the provision of legal services in respect to the Obeikan transaction (note 24)

◾	4,910,000 shares to participants in the PIPE raising funds of $24,550,000 (before expenses)

◾	560,310 shares to directors comprising:

o	500,000 shares to Tony Sage for a bonus payment (note 24)

o	60,310 shares to former director Carolyn Trabuco to settle amounts due. The fair value of these shares on the issue date was $1.61 which resulted in a gain on the loss in the extinguishment of liabilities of $9,650.

◾	2,380,008 shares upon the vesting of RSU’s (note 24)

◾	5,000,000 shares to satisfy the make good provisions in respect to the acquisition of Tanbreez (note 12)

(ii)	During the year ended 30 June 2025, the following shares were issued upon the exercise of warrants:

◾	On 27 May 2025, the Company issued 1,600,000 shares ($5.00 each expiring 27 May 2025)
(iii)	During the year ended 30 June 2024, the following shares were issued on the completion of the business combination:

◾	91,999 shares to existing Sizzle public stockholders

◾	3,368,750 shares to Sizzle initial stockholders, which included Sizzle directors and offices

◾	1,322,850 shares to Cantor (1,247,250 shares, consisting of the 1,200,000 shares as compensation to Cantor in connection with the deferred underwriting fee and 47,250 representative shares which Cantor purchased in a private placement in connection with the Sizzle IPO) and EBC (consisting of the 75,600 EBC Shares).

◾	4,149,000 shares to the PIPE Investors pursuant to the Subscription Agreements

◾	1,796,600 shares to vendors and services providers pursuant to fee modification agreements entered into (775,000 to suppliers for services provided and 1,021,600 in respect to the repayment of loans)

◾	67,788,383 to European Lithium Ltd pursuant to the Merger agreements of the Transaction.

(iv)	During the year ended 30 June 2024, the following shares were issued upon the exercise of warrants:

◾	On 15 April 2024, the Company issued 5,360 shares ($11.50 each expiring 27 February 2029)

◾	On 6 May 2024, the Company issued 6,465 shares ($11.50 each expiring 27 February 2029)

◾	On 3 June 2024, the Company issued 3,015 shares ($11.50 each expiring 27 February 2029)

◾	On 10 June 2024, the Company issued 1 share ($11.50 each expiring 27 February 2029)

◾	On 17 June 2024, the Company issued 600 shares ($10.00 each expiring 27 May 2025)

◾	On 24 June 2024, the Company issued 1 share ($11.50 each expiring 27 February 2029)

◾	On 21 June 2024, the Company issued 2,000 shares ($11.50 each expiring 27 February 2029)

◾	On 25 June 2024, the Company issued 5,000 shares ($11.50 each expiring 27 February 2029)

◾	On 27 June 2024, the Company issued 25,000 shares ($11.50 each expiring 27 February 2029)

◾	On 28 June 2024, the Company issued 29,674 shares ($11.50 each expiring 27 February 2029)

As at 30 June 2024, funds in respect to the exercise of warrants on the 21 June 2024, 25 June 2024, 27 June 2024 and 28 June 2024 totaling $709,251 had not been received and were accounted for as a receivable (note 7). These funds were received in July 2025.

Terms and conditions of contributed equity

Fully paid ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from sale of all surplus assets in proportion to the number of paid up shares held.

Fully paid ordinary shares entitle their holder to one vote, either in person or by proxy, at any shareholders’ meeting of the Company.

At 30 June 2025, all shares on issue in the Company are fully paid.